Financial and capital risk management - Carrying amounts of Company's foreign currency denominated monetary assets and monetary liabilities at reporting date (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2020	Dec. 31, 2019
Financial instruments
Cash and cash equivalents	$ 406	$ 1,316	$ 824	$ 79	$ 110	$ 264	$ 264
Trade receivables from related parties containing provisional pricing features		9,052		2,551	8,861	6,718
Other receivables	1,648	3,180		3,747	2,648	2,999
Trade payables	(10,734)	(21,139)		(9,482)	(8,656)	(5,688)
Trade payables due to related parties	(1,720)	(799)		(652)		(481)
Other payables	(6,483)	(6,560)		(8,455)	(13,263)	(19,454)
Lease liabilities	$ (568)	(848)		(1,047)	(105)	(3,054)
Foreign currency risk
Financial instruments
Cash and cash equivalents		1,316		79	110	264
Trade receivables from related parties containing provisional pricing features		9,052		2,551	8,861	6,718
Other receivables		3,180		3,747	2,648	2,999
Trade payables		(21,139)		(9,482)	(8,656)	(5,688)
Trade payables due to related parties		(799)		(652)		(481)
Other payables		(6,560)		(8,455)	(13,263)	(19,454)
Lease liabilities		(976)		(1,273)	(132)	(4,886)
Net debt		(15,926)		(13,485)	(10,432)	(20,528)
Foreign currency risk | U.S. dollar
Financial instruments
Cash and cash equivalents		30		30	30	30
Trade receivables from related parties containing provisional pricing features		9,052		2,551	8,861	6,718
Trade payables		(1,853)		(100)		(512)
Trade payables due to related parties		(545)		(652)		(481)
Other payables		(1,047)		(248)		(1,751)
Net debt		5,637		1,581	8,891	4,004
Foreign currency risk | Australian dollar
Financial instruments
Cash and cash equivalents		1,286		49	80	234
Other receivables		3,180		3,747	2,648	2,999
Trade payables		(19,286)		(9,295)	(8,656)	(5,176)
Trade payables due to related parties		(254)
Other payables		(5,513)		(8,207)	(13,263)	(17,703)
Lease liabilities		(976)		(1,273)	(132)	(4,886)
Net debt		$ (21,563)		(14,979)	$ (19,323)	$ (24,532)
Foreign currency risk | Other
Financial instruments
Trade payables				(87)
Net debt				$ (87)